Business Combinations - Schedule of Cash Flow on Acquisitions (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 24, 2025
Disclosure of detailed information about business combination [line items]
Net cash outflow	£ (167)	£ (39)	£ (171)
Intangible assets				£ 71
Goodwill	2,425	2,437
Business combinations [member]
Disclosure of detailed information about business combination [line items]
Cash - current year acquisitions	(168)	(1)	(152)
Cash paid into escrow account	(3)	0	0
Cash and cash equivalents acquired	8	0	4
Deferred payments for prior year acquisitions and other items	(4)	(38)	(23)
Net cash outflow	(167)	(39)	(171)
Intangible assets	71	1	117
Trade and other receivables	7	0	8
Cash and cash equivalents	8	0	4
Trade and other liabilities	(4)	0	(7)
Provisions, including uncertain tax provisions	(5)	0	0
Deferred revenue	(10)	0	0
Deferred tax	(1)	0	(31)
Net assets acquired	66	1	91
Goodwill	102	1	61
Total	168	2	152
Cash consideration	168	1	152
Contingent or deferred consideration	0	1	0
Total consideration	£ 168	£ 2	£ 152